Investment in Equity Securities (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2026	Aug. 31, 2025
Investment in Equity Securities [Abstract]
Beneficial ownership shares (in Shares)			66,667
Disposed equity securities for consideration	$ 85,347
Loss on disposal of equity securities	$ 414,653
Outstanding consideration from disposal		$ 85,347
Outstanding balance		$ 85,347